Share capital and other equity	12 Months Ended
Dec. 31, 2021
Share capital and other equity
Share capital and other equity

22 Share capital and other equity

Share capital consists of ordinary shares and preference shares and is measured as the number of shares allotted and fully paid multiplied by the nominal value of a share. Other equity includes paid-in equity, merger reserves, capital redemption reserve and own shares held.

For accounting policy information see Accounting policies note 14.

			Number of shares
	2021	2020	2021	2020
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1	11,468	12,129	11,467,982	12,129,165
Cumulative preference shares of £1	1	1	483	900
Non-cumulative preference shares of US$0.01 (1)	—	—	10	10

(1)	No shares were redeemed in 2021 or 2020. The company announced on 1 February 2022 that it had given notice to holders of the redemption on 31 March 2022 of the Series U Non-cumulative dollar preference shares.

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 1 January 2020	12,094	12,093,909
Shares issued	35	35,256
At 1 January 2021	12,129	12,129,165
Shares issued	38	37,584
Shares redeemed	(699)	(698,767)
At 31 December 2021	11,468	11,467,982

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2021, the directors had authority granted at the 2021 Annual General Meeting to issue up to £608,328,288 nominal of ordinary shares other than by pre-emption to existing shareholders. This figure was reduced to £578,791,771 to reflect the reduction in issued share capital resulting from the off-market buyback announced on 19 March 2021.

On 6 February 2019 the company held a General Meeting and shareholders approved a special resolution to give the company authority to make off-market purchases of its ordinary shares from HM Treasury (or its nominee) at such times as the directors may determine is appropriate. Full details of the proposal are set out in the Circular and Notice of General Meeting. This authority was renewed at the Annual General Meeting in 2021 and shareholders will be asked to renew the authority at the Annual General Meeting in 2022.

The company utilised the authority it obtained at the 2020 AGM to make an off-market purchase of 590,730,325 ordinary shares (nominal value £590,730,325) in the company from HMT on 19 March 2021, at a price of 190.50p per ordinary share for the total consideration of £1,125,341,269, representing 4.86% of the company's issued ordinary share capital. The company cancelled 390,730,325 of the purchased ordinary shares and held the remaining 200,000,000 ordinary shares in treasury. The company has used a total of 19,062,290 treasury shares to satisfy the exercise of options and the vesting of share awards under the employee share plans.

At the Annual General Meeting in 2021 shareholders authorised the company to make market purchases of up to 1,216,656,575 ordinary shares in the company. The directors utilised the authority obtained at the 2021 AGM to conduct a share buyback programme (the Programme) of up to £750 million, as announced to the market on 30 July 2021. The Programme’s purpose is to reduce the ordinary share capital of NatWest Group. Taking into account the reduction in issued ordinary share capital which occurred as a result of the off-market buyback announced on 19 March 2021, the maximum number of ordinary shares that could be purchased by the company under the Programme was 1,157,583,542. The Programme commenced on 2 August 2021 and, as at 31 December 2021, 310,802,416 ordinary shares (nominal value £310,802,416) had been purchased by the company at an average purchase price of 217.5796p per ordinary share for the total consideration of £676,242,656.

A further 29,735,044 ordinary shares (nominal value £29,735,044) were purchased by the company from 1 January to 18 January 2022 at an average purchase price of 245.5264p per ordinary share for the total consideration of £73,007,375. All of the purchased ordinary shares were cancelled, representing 2.93% of the company's issued ordinary share capital. Shareholders will be asked to renew the authorisation at the Annual General Meeting in 2022.

In 2021, the company issued 38 million ordinary shares of £1 each in connection with employee share plans.

In 2021 NatWest Group paid an interim dividend of £347 million, or 3.0p per ordinary share (2020 - nil).

The company has announced that the directors have recommended a final dividend of £844.3 million, or

7.5p per ordinary share (2020 - £364 million, or 3p) subject to shareholder approval at the Annual General Meeting on 28 April 2022.

If approved, payment will be made on 4 May 2022 to shareholders on the register at the close of business on 18 March 2022. The ex-dividend date will be 17 March 2022.

Cumulative preference shares

At the 2021 Annual General Meeting, shareholders authorised the company to make an off-market purchase of preference shares in the company. The company announced on 15 December 2021 that it had utilised this authority to purchase 157,546 5.5% cumulative preference shares (nominal value £157,546), representing 39.39% of the share class, at a purchase price of 102% for the total consideration of £160,697 and 259,314 11.00% cumulative preference shares (nominal value £259,314), representing 51.86% of the share class, at a purchase price of 155% for the total consideration of £401,937. The company cancelled all of the purchased preference shares.

22 Share capital and other equity continued

Non-cumulative preference shares

Non-cumulative preference shares entitle their holders to periodic non-cumulative cash dividends at specified fixed rates for each series payable out of distributable profits of the company.

The company may redeem some or all of the non-cumulative preference shares from time to time at the rates detailed in the table below plus dividends otherwise payable for the then current dividend period to the date of redemption.

	Number of shares		Redemption	Redemption
Non-cumulative preference shares classified as equity	in issue	Interest rate	date on or after	price per share
Shares of US$0.01 - Series U	10,130	Floating	29 September 2017	US$100,000

(1)	Preference shares where distributions are discretionary are classified as equity.

On a winding-up or liquidation of the company, the holders of the non-cumulative preference shares are entitled to receive, out of any surplus assets available for distribution to the company’s shareholders (after payment of arrears of dividends on the cumulative preference shares up to the date of repayment) pari passu with the cumulative preference shares and all other shares of the company ranking pari passu with the non-cumulative preference shares as regards participation in the surplus assets of the company, a liquidation distribution per share equal to the applicable redemption price detailed in the table above, together with an amount equal to dividends for the then current dividend period accrued to the date of payment, before any distribution or payment may be made to holders of the ordinary shares as regards participation in the surplus assets of the company.

Except as described above, the holders of the non-cumulative preference shares have no right to participate in the surplus assets of the company.

Holders of the non-cumulative preference shares are not entitled to receive notice of or attend general meetings of the company except if any resolution is proposed for adoption by the shareholders of the company to vary or abrogate any of the rights attaching to the non-cumulative preference shares or proposing the winding-up or liquidation of the company. In any such case, they are entitled to receive notice of and to attend the general meeting of shareholders at which such resolution is to be proposed and are entitled to speak and vote on such resolution (but not on any other resolution). In addition, in the event that, prior to any general meeting of shareholders, the company has failed to pay in full the most recent dividend payment due on the series U non-cumulative dollar preference shares, the holders shall be entitled to receive notice of, attend, speak and vote at such meeting on all matters together with the holders of the ordinary shares. In these circumstances only, the rights of the holders of the non-cumulative preference shares so to vote shall continue until the company shall have resumed the payment in full of the dividends in arrears.

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

Additional Tier 1 instruments issued by NatWest Group plc having the legal form of debt are classified as equity under IFRS. The coupons on these instruments are non-cumulative and payable at the company’s discretion. In the event NatWest Group’s CET1 ratio falls below 7% any outstanding instruments will be converted into ordinary shares at a fixed price

Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent. This includes ordinary shares, preference shares and additional Tier 1 instruments.

	2021	2020	2019
	£m	£m	£m
Additional Tier 1 notes
US$2.0 billion 7.5% notes callable August 2020 (1)	—	—	1,277
US$1.15 billion 8% notes callable August 2025 (1)	735	735	735
US$2.65 billion 8.625% notes callable August 2021 (2)	—	2,046	2,046
US$1.5 billion 6.000% notes callable December 2025 - June 2026 (3)	1,220	1,220	—
GBP£1.0 billion 5.125% notes callable May - November 2027 (4)	998	998	—
GBP£0.4 billion – March 2021 issuance (5)	399	—	—
US$0.75 billion – June 2021 issuance (6)	538	—	—
	3,890	4,999	4,058

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.606 nominal per £1 share.
(2)	Issued in August 2016. In the event of conversion, converted into ordinary shares at a price of $2.284 nominal per £1 share. In July 2021, paid-in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 Capital notes.
(3)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 (translated at applicable exchange rate) per £1 share.
(4)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(5)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 nominal per £1 share.
(6)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of £1.754 (translated at applicable exchange rate) per £1 share.

22 Share capital and other equity continued

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest Bank Plc less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. On 15 June 2017, the Court of Session approved a reduction of NatWest plc capital so that the amounts which stood to the credit of the capital redemption reserve were transferred to retained earnings. The nominal value of the shares bought back from HM Treasury in March 2021 and via the Programme during 2021 have been transferred to the Capital redemption reserve.

Own shares held - at 31 December 2021, 15 million ordinary shares of £1 each of the company (2020 –16 million) were held by employee share trusts in respect of share awards and options granted to employees. During the year, the employee share trusts purchased no ordinary shares and delivered 1 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans. The company retains the flexibility to use newly issued shares, shares purchased by the NatWest Group Employee Share Ownership Trust and any available treasury shares to satisfy obligations under its employee share plans. The company does not use performance conditions or targets based on earnings per share (EPS), total shareholder return (TSR), and net asset value (NAV) in connection with its employee share plans.

As part of the shares bought back from HM Treasury in March 2021, the company transferred 200 million ordinary shares to treasury. The company has used a total of 19,062,290 treasury shares to satisfy the exercise of options and the vesting of share awards under the employee share plans. The balance of ordinary shares held in treasury as at 31 December 2021 was 180,937,710.

NatWest Group plc optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.